INCOME TAXES - Disclosure of detailed information about changes in temporary differences (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities)	$ (10,471)	$ (7,980)
Recognized in profit or loss	10,471	(3,629)
Recognized directly in equity & oci	0	1,138
Net tax assets (liabilities)	0	(10,471)
Non-capital losses [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities)	10,708	8,604
Recognized in profit or loss	(4,039)	2,723
Recognized directly in equity & oci	0	(619)
Net tax assets (liabilities)	6,669	10,708
Share issuance costs [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities)	0	1,657
Recognized in profit or loss	0	0
Recognized directly in equity & oci	0	(1,657)
Net tax assets (liabilities)	0	0
PP&E [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities)	(4,983)	(1,275)
Recognized in profit or loss	4,022	(3,708)
Recognized directly in equity & oci	0	0
Net tax assets (liabilities)	(961)	(4,983)
Biological assets [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities)	(961)	(3,307)
Recognized in profit or loss	791	2,346
Recognized directly in equity & oci	0	0
Net tax assets (liabilities)	(170)	(961)
Inventories [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities)	(15,200)	(10,385)
Recognized in profit or loss	9,833	(4,815)
Recognized directly in equity & oci	0	0
Net tax assets (liabilities)	(5,367)	(15,200)
Lease Liabilities [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities)	0
Recognized in profit or loss	1,038
Recognized directly in equity & oci	0
Net tax assets (liabilities)	1,038	0
Right-of-use lease assets [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities)	0
Recognized in profit or loss	(1,096)
Recognized directly in equity & oci	0
Net tax assets (liabilities)	(1,096)	0
Unsecured convertible debentures [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities)	0	(3,306)
Recognized in profit or loss		(108)
Recognized directly in equity & oci		3,414
Net tax assets (liabilities)		0
Other [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities)	(35)	32
Recognized in profit or loss	(78)	(67)
Recognized directly in equity & oci	0	0
Net tax assets (liabilities)	$ (113)	$ (35)